REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IPO Distribution Services
Disaggregation of revenue
Revenue from contracts with customers	$ 3,142,763	$ 475,055	$ 0